Note 18 - Stock Options and Nonvested Shares (Details) - Nonvested Shares (2007 Equity Incentive Plan [Member], USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Note 18 - Stock Options and Nonvested Shares (Details) - Nonvested Shares [Line Items]
Vested				8,658,048
Nonvested Ordinary Shares [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Nonvested Shares [Line Items]
Shares		1,900,445	1,900,445
Weighted-average grant/modification date fair value		$ 0.252	$ 0.27
Aggregate intrinsic value		$ 2,390,760	$ 433,301
Granted	10,558,493	1,099,555	0
Granted, weighted-average grant/modification date fair value		$ 0.82	$ 0
Granted, aggregate intrinsic value		901,635	0
Vested		0	0
Vested, weighted-average grant/modification date fair value		$ 0	$ 0
Vested, aggregate intrinsic value		0	0
Forfeited		0	0
Forfeited, weighted-average grant/modification date fair value		$ 0	$ 0
Forfeited, aggregate intrinsic value		0	0
Shares		3,000,000	1,900,445
Weighted-average grant/modification date fair value		$ 0.82	$ 0.252
Aggregate intrinsic value		$ 3,192,000	$ 2,390,760